Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Current tax:
Total current tax	£ 1,208	£ 919	£ 3,811	£ 3,040
Deferred tax:
Income tax credit	1,204	912	3,797	3,020
U.K. [member]
Current tax:
In respect of current period	1,230	1,006	3,834	3,129
In respect of prior period	(22)	(86)	(22)	(86)
U.S. [member]
Current tax:
In respect of current period		(1)	(1)	(3)
Deferred tax:
In respect of current period	£ (4)	£ (7)	(13)	£ (20)
In respect of prior period			£ (1)